Taxes (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Taxes [Abstract]
Summary of difference between U.S. statutory federal tax rate and Company's effective tax rate

	Three Months Ended March 31,
	2014	2013
U.S. federal income tax rate	34%	34%
Foreign income not recognized in the U.S.	(34%)	(34%)
PRC EIT rate	25%	25%
PRC tax exemption and reduction	(25%)	(25%)
Total provision for income taxes	-	-

Years ended December 31,
	2013	2012
U.S. federal income tax rate	34%	34%
Foreign income not recognized in the U.S.	(34%)	(34%)
PRC EIT rate	25%	25%
PRC tax exemption and reduction	(25%)	(25%)
Total provision for income taxes	-	-

Effects of income tax expense exemptions and tax reductions

	Three Months Ended March 31,
	2014	2013
Tax exemption effect	$350,294	$268,944
Tax reduction due to loss carry-forward	3,021	3,456
Loss not subject to income tax	(832)	(1,330)
Basic net income per share effect	$(0.01)	$(0.01)
Diluted net income per share effect	$(0.01)	$(0.01)

	Years ended December 31,
	2013	2012
Tax exemption effect	$1,035,909	$1,223,766
Tax reduction due to loss carry-forward	8,152	9,751
Loss not subject to income tax	(3,962)	(20,636)
Basic net income per share effect	$(0.02)	$(0.03)
Diluted net income per share effect	$(0.02)	$(0.03)

Summary of net deferred tax assets
	March 31, 2014	December 31, 2013
U.S. tax benefit of net operating loss carry forward	$1,119,660	$1,107,865
Valuation allowance	(1,119,660)	(1,107,865)
Net deferred tax assets	$-	$-

	December 31, 2013	December 31, 2012
U.S. tax benefit of net operating loss carry forward	$1,107,865	$1,019,238
Valuation allowance	(1,107,865)	(1,019,238)
Net deferred tax assets	$-	$-